Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of income taxes [line items]
Differences between basis: account x tax	$ 8.4	$ (37.5)	$ (0.3)
Deferred tax assets (liabilities), net	248.5	259.9	412.8	$ 262.3
Components of deferred tax assets and liabilities [Member]
Disclosure of income taxes [line items]
Temporarily non-deductibleprovisions	(76.1)	(102.7)	(2.8)
Tax loss carryforwards	4.5	28.3	20.5
Functional currency effect of the non monetary assets	(206.0)	(201.0)	(407.1)
Gains not realized from sales of Parent Company to subsidiairies	15.4	16.4	19.9
Effect of differences by fixed asset	(8.1)	(31.1)	(36.1)
Differences between basis: account x tax	21.8	30.2	(7.2)
Deferred tax assets (liabilities), net	(248.5)	(259.9)	(412.8)
Total deferred tax asset	2.8	3.4	4.5
Total deferred tax liability	$ (251.3)	$ (263.3)	$ (417.3)